Revenue - Summary of disaggregation of revenue from contracts with customers (Detail) - AUD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	$ 0	$ 0	$ 15,183
Licensing revenue [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	0	0	15,183
Licensing revenue [Member] | Timing of revenue recognition [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	0	0	15,183
China [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	0	0	10,006
Sweden [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	$ 0	$ 0	$ 5,177